Reporting Entity	12 Months Ended
Mar. 31, 2019
Disclosure Of Reporting Entity [Abstract]
Reporting entity
1.	Reporting entity:

Neptune Wellness Solutions Inc. (the "Corporation" or "Neptune"), previously known as Neptune Technologies and Bioressources Inc. before September 21, 2018, is incorporated under the Business Corporations Act (Québec) (formerly Part 1A of the Companies Act (Québec)). The Corporation is domiciled in Canada and its registered office is located at 545 Promenade du Centropolis, Laval, Québec, H7T 0A3. The consolidated financial statements of the Corporation comprise the Corporation and its subsidiaries, Biodroga Nutraceuticals Inc. ("Biodroga") and 9354-7537 Québec Inc. The comparative period includes operating results of Acasti Pharma Inc. ("Acasti") until the loss of control of the subsidiary on December 27, 2017. As at March 31, 2019, the investment in Acasti is presented in "Other assets" in the consolidated statement of financial position (refer to note 20 (a)(i)). On August 7, 2017, Neptune exited bulk krill oil manufacturing and distribution activities (refer to note 4).

Neptune Wellness Solutions specializes in the extraction, purification and formulation of health and wellness products. Neptune’s wholly owned subsidiary, 9354-7537 Québec Inc., is licensed by Health Canada to process cannabis at its 50,000 square foot facility located in Sherbrooke, Quebec, Neptune brings decades of experience in the natural products sector to the legal cannabis industry. Leveraging its scientific and technological expertise, Neptune focuses on the development of value-added and differentiated products for the Canadian and global cannabis markets. Neptune’s activities also include the development and commercialization of turnkey nutrition solutions and patented ingredients such as MaxSimil®, and of a variety of marine and seed oils.